UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  [811-05037]
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2004
                         ---------------

Date of reporting period:  AUGUST 31, 2004
                           ---------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                              (PORTFOLIO 21 LOGO)

                                 ANNUAL REPORT

                                   Year Ended

                                August 31, 2004

Dear Portfolio 21 Investors:

Thank you for your continuing commitment and involvement in Portfolio 21. We are very pleased to provide the following update for the year ending August 31, 2004.

I am writing this letter before the national elections, and you are most likely reading it after the elections. We are necessarily viewing the world from different perspectives! However, even though 2004 is a critical election year, there are certain constants related to Portfolio 21 that won't change no matter who is president. We stand firmly in our conviction that environmental sustainability is not only necessary and vital for our continued survival as a species, but that it is also a powerful and profitable tool for business. Those companies with the leadership, vision, and smarts to incorporate environmental sustainability into their business strategies today have a head start on the future. And that's what we are investing in--our future.

This fall Portfolio 21 celebrates its fifth anniversary. And total assets in the fund have exceeded $50 million. With our five-year track record and growing awareness about environmental sustainability, we continue to expand the scope of our outreach and the number of people and institutions investing with us.

FINANCIAL PERFORMANCE FOR PERIODS ENDING AUGUST 31, 2004

                            SIX       ONE      THREE     SINCE INCEPTION
                           MONTHS     YEAR     YEARS         9/30/99
                           ------     ----     -----     ---------------
Portfolio 21               -8.27%    11.36%    3.82%            .82%
MSCI World
  Equity Index*<F1>        -2.37%    16.14%    2.48%          -1.61%

*<F1> We use this index as our benchmark since Portfolio 21 holds both US and non-US stocks. As of August 31, approximately 65% of the portfolio was composed of foreign (non-US) companies.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-351-4115. The Fund imposes a 2% redemption fee on shares held for less than 60 days.

TWELVE-MONTH PERFORMANCE

MARKETS

Equity markets performed well during the twelve-month period ending August 31, 2004. Most developed economy markets were up more than 10%. The S&P 500 Index rose 11.45%. The Bloomberg European 500 Index gained 11.58% and the FTSE 100 Index appreciated 11.26% in local currency terms. Portfolio 21 performed as well, rising 11.36%, while the MSCI World Equity Index, the fund's benchmark, climbed 16.14%. Fund performance was impacted by currency markets, sector allocation and company specific returns.

CURRENCIES

The U.S dollar declined in value against major foreign currencies over the past twelve months. European currency movement helped performance as the fund is overweighted in European equities, but Japanese currency movement inhibited performance as the fund is underweighted in Japanese equities. There are concerns about the U.S.' s ability to continue to draw enough foreign capital each day to finance its trade imbalance. The current account deficit widened nearly 13% from the first quarter to a record $166 billion in the second quarter. Only beliefs of rising interest rates have offset those concerns. Most economists believe the current account deficit is unsustainably high and must be adjusted eventually, either through a change in currency values or changes in U.S. savings behavior.

SECTORS

Sector performance negatively impacted Portfolio 21 for the year. The energy sector was the best performing sector during the past twelve months on rising oil prices. Energy stocks within the MSCI World Index were up almost 30% as a group. Portfolio 21 doesn't have comparable representation in this sector and alternative energy stocks in the fund had a regretful showing. The technology sector was the worst performing sector for the year. The technology stocks within MSCI World Equity index were the only group to depreciate and fund companies performed as badly. Portfolio 21 is overweighted in technology. Fund performance in other sectors was mixed.

STOCKS

A handful of Portfolio 21 companies experienced double-digit percentage declines the past year. Of the top holdings, Nokia dropped 35% on lost market share in mobile phones and Electrolux fell 25% on higher steel prices and intense competition. On the flipside, many fund stocks appreciated significantly.
Whole Foods Markets, Volvo, Severn Trent and British Land gained more than 35% on strong earnings growth.

ENVIRONMENTAL SUSTAINABILITY

Our research program is an ongoing effort to identify companies that meet our environmental sustainability criteria. Additionally, we monitor and review all of the companies in the fund. During the past six months, we added three new companies--Atlas Copco (Sweden), Skanska (Sweden), and Dell (United States). Atlas Copco, a manufacturer of industrial machinery and pneumatic tools, is making headway on environmental sustainability within a difficult industry. Skanska is an environmental leader in the construction industry and recognizes climate change as one of the biggest environmental threats faced by the world today. The company believes that the construction industry can make significant improvements in energy use and has successfully lobbied at the EU level to increase building energy efficiency standards. Finally, we have re-evaluated Dell and included it in Portfolio 21. This is a good example of a company that we had previously rejected due to its lack of a substantive commitment to environmental sustainability. The company has made good progress, including its participation in a computer take back program to reduce waste and increase recycling.

We divested one company, Axfood (Sweden). After several mergers, the company's environmental focus has faded and the proportion of Axfood's certified organic or environmentally preferable products is less than 5% of revenues. As a result Axfood does not fit our model of a food retailer positioned for a sustainable future.

SHAREHOLDER ACTIVISM AND COMMUNITY DEVELOPMENT

As is our policy, we have sent notification letters to the companies that we evaluated in depth but rejected for inclusion in the fund. These included Danone, Metro, Johnson & Johnson, BASF, Eisai and Sanofi Synthelabo.

It was with great excitement that we learned of Citigroup's recent announcement of restrictions on finance projects with significant environmental impacts and its commitment to greenhouse gas emissions reporting. We immediately initiated a review of the company as a potential candidate for Portfolio 21. Regrettably, Citigroup failed to qualify at this time; however, we are impressed by the company's commitments. In our letter to Citigroup we applauded the company for developing these new policies but indicated that we would require a proven track record and progress in certain other areas before we could consider adding the company to Portfolio 21.

While Exxon is not a Portfolio 21 company, Progressive Investment Management wrote to Exxon due to our ongoing concern regarding the urgent need for action on climate change and Exxon's continued lack of attention to this issue. Exxon's February 2004 report on energy trends did little to address investor concerns around Exxon's position so we asked Exxon to clearly articulate its ideas and plans for how the company will address climate risk and move forward on low-emissions technologies.

INFORMATION AVAILABILITY

At our website, www.portfolio21.com, you will find a section on Activism and
                -------------------
Community Investment that includes our activism log and proxy voting record. To go directly to our proxy voting record, visit
www.portfolio21.com/proxyvoting.html or call us at 877-351-4115 to obtain a
------------------------------------
paper copy of this information at no charge.

Please visit the fund's website. You'll find lots of information, including a monthly market update and our latest company profiles. You can also sign up for our E-newsletter.

YOUR INPUT REQUESTED

If you have comments or suggestions about Portfolio 21, please contact us via our website, www.portfolio21.com, or call us at 877-351-4115, ext. 21, or email
             -------------------
welcome@portfolio21.com.  Also, we would love to have your email address so we
-----------------------
can communicate with you electronically. If you haven't heard from us via email and would like to, please call or email with your address. We want to assure you that your email address is confidential information that will be used only by us to communicate with you.

                                        Sincerely,

                                        /s/Leslie E. Christian

                                        Leslie E. Christian

Portfolio 21 may invest in foreign securities, which are subject to the risks of currency fluctuations, political and economic instability and differences in accounting standards.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following annual report for the fund's holdings as of August 31, 2004. The MSCI World Equity Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. You cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the Fund including investment objectives, risks, charges and expenses.

The Fund is distributed by Quasar Distributors, LLC  (10/04)

PORTFOLIO HOLDINGS BY COUNTRY at August 31, 2004

                               PORTFOLIO HOLDINGS   PERCENT OF NET ASSETS
                               ------------------   ---------------------
       Australia                  $ 1,870,309                3.64%
       Canada                         163,458                0.32%
       Denmark                      2,876,070                5.59%
       Finland                      2,267,037                4.41%
       Germany                      3,782,770                7.35%
       Great Britain                5,541,331               10.77%
       Italy                        1,077,364                2.09%
       Japan                        4,071,628                7.91%
       Netherlands                    556,800                1.08%
       Norway                       1,119,597                2.18%
       Sweden                       6,486,890               12.61%
       Switzerland                  3,928,949                7.64%
       United States               17,757,687               34.41%
       Other Assets in Excess
         of Liabilities                 8,198                0.00%
                                  -----------              -------
       Total                      $51,499,890              100.00%

EXPENSE EXAMPLE for the Six Months Ended August 31, 2004

FOR THE SIX MONTHS ENDED AUGUST 31, 2004

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/04 - 8/31/04).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. Currently the advisor is paying the annual maintenance fee.
To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            Beginning        Ending           Expenses Paid
                             Account         Account          During Period
                           Value 3/1/04   Value 8/31/04   3/1/04 - 8/31/04*<F2>
                           ------------   -------------   ---------------------
Actual                        $1,000          $ 917               $7.23
Hypothetical (5% return
before expenses)               1,000          1,018                7.61

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

                                  PORTFOLIO 21
               Hypothetical Value of $10,000 vs MSCI World Index

               Date               Portfolio 21           MSCI World Index
               ----               ------------           ----------------
             9/30/1999              $10,000                  $10,000
             8/31/2000              $12,081                  $11,457
             8/31/2001               $9,301                   $8,437
             8/31/2002               $7,995                   $7,131
             8/31/2003               $9,347                   $7,950
             8/31/2004              $10,408                   $9,232

                          Average Annual Total Return
                          Period Ended August 31, 2004
                    1 Year                            11.36%
                    Since Inception (9/30/99)          0.82%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more of less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-351-4115. The Fund imposes a 2% redemption fee on shares held for less than 60 days.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investment returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Assumes reinvestment of dividends and capital gains.

The MSCI World Index measures performance for a diverse range of developed country global stock markets, including U.S., Canada, Europe, Australia, New Zealand and the Far East. The index reflects the reinvestment of distributions, if any, but does not reflect fees, brokerage commissions, or other cost investing.

SCHEDULE OF INVESTMENTS at August 31, 2004

SHARES                                                                VALUE
------                                                                -----
COMMON STOCKS: 88.4%

AUTO MANUFACTURERS: 1.0%
     7,500   Volvo AB (Sweden)                                     $   256,063
     8,150   Volvo AB - Sponsored
               ADR (Sweden)#<F3>                                       279,545
                                                                   -----------
                                                                       535,608
                                                                   -----------

AUTO PARTS & EQUIPMENT: 0.3%
    33,000   IMPCO Technologies,
               Inc. (United States)*<F4>                               158,400
                                                                   -----------

BANKS: 11.3%
    46,000   Bayerische Hypo-und
               Vereinsbank AG
               (Germany)*<F4>                                          750,229
    10,300   Deutsche Bank AG
               (Germany)                                               699,733
     2,600   Deutsche Bank AG
               (NYSE) (Germany)#<F3>                                   178,620
    41,000   ForeningsSparbanken
               AB (Sweden)                                             780,401
    20,100   UBS AG (Switzerland)#<F3>                               1,356,549
   225,000   UniCredito Italiano
               SpA (Italy)                                           1,077,364
     6,978   Wainwright Bank & Trust
               Co. (United States)                                      80,107
    76,000   Westpac Banking Corp.
               (Australia)                                             904,296
                                                                   -----------
                                                                     5,827,299
                                                                   -----------

BIOTECHNOLOGY: 2.2%
    26,625   Novozymes A/S
               (Denmark)                                             1,117,994
                                                                   -----------

BUILDING MATERIALS: 1.7%
    20,000   Trex Co., Inc.
               (United States)*<F4>                                    866,800
                                                                   -----------

COMPUTERS: 7.4%
    24,000   Dell, Inc.
               (United States)*<F4>                                    836,160
    52,300   Hewlett-Packard Co.
               (United States)                                         935,647
    24,000   International Business
               Machines Corp.
               (United States)                                       2,032,560
                                                                   -----------
                                                                     3,804,367
                                                                   -----------

ELECTRICAL COMPONENTS & EQUIPMENT: 2.8%
    83,000   Mitsubishi Electric
               Corp. (Japan)                                           400,082
   138,000   Toshiba Corp. (Japan)                                     509,272
    41,900   Vestas Wind Systems
               AS (Denmark)*<F4>                                       544,249
                                                                   -----------
                                                                     1,453,603
                                                                   -----------

ELECTRONICS: 2.6%
    37,500   Agilent Technologies,
               Inc. (United States)*<F4>                               768,750
    24,000   Koninklijke Philips
               Electronics N.V.
               (Netherlands)#<F3>                                      556,800
                                                                   -----------
                                                                     1,325,550
                                                                   -----------

ENERGY - ALTERNATE SOURCES: 0.4%
    11,625   Ballard Power Systems
               Inc. (Canada)*<F4>#<F3>                                  75,098
    10,600   Plug Power, Inc.
               (United States)*<F4>                                     67,734
    17,100   Quantum Fuel Systems
               Technologies Worldwide,
               Inc. (United States)*<F4>                                91,998
                                                                   -----------
                                                                       234,830
                                                                   -----------

ENGINEERING & CONSTRUCTION: 2.3%
    30,450   JM AB (Sweden)                                            547,166
    70,000   Skanska AB (Sweden)                                       628,927
                                                                   -----------
                                                                     1,176,093
                                                                   -----------

ENTERTAINMENT: 0.5%
    60,000   EMI Group PLC
               (Great Britain)                                         240,160
                                                                   -----------

ENVIRONMENTAL CONTROL: 0.7%
   100,000   Tomra Systems ASA
               (Norway)                                                370,574
                                                                   -----------

FOOD: 2.9%
    25,000   United Natural Foods,
               Inc. (United States)*<F4>                               619,000
     9,800   Whole Foods Market,
               Inc. (United States)                                    761,754
    10,187   Wild Oats Markets, Inc.
               (United States)*<F4>                                     89,951
                                                                   -----------
                                                                     1,470,705
                                                                   -----------

FOREST PRODUCTS & PAPER: 3.5%
    63,000   Stora Enso Oyj
               (Finland)                                               841,437
    25,030   Svenska Cellulosa AB
               (Sweden)                                                939,525
                                                                   -----------
                                                                     1,780,962
                                                                   -----------

HEALTHCARE - PRODUCTS: 2.3%
    39,000   Baxter International, Inc.
               (United States)                                       1,191,060
                                                                   -----------

HOME FURNISHINGS: 4.4%
    54,000   Electrolux AB (Sweden)                                    988,313
     6,655   Electrolux AB - Sponsored
               ADR (Sweden)#<F3>                                       245,636
    29,600   Sony Corp. - Sponsored
               ADR (Japan)#<F3>                                      1,026,232
                                                                   -----------
                                                                     2,260,181
                                                                   -----------

HOUSEHOLD PRODUCTS/WARES: 1.9%
    13,645   Henkel KGaA
               (Germany)                                               989,991
                                                                   -----------

INSURANCE: 4.9%
    90,000   Aviva PLC
               (Great Britain)                                         859,718
   112,000   Storebrand ASA
               (Norway)                                                749,023
    16,600   Swiss Reinsurance
               (Switzerland)                                           938,622
                                                                   -----------
                                                                     2,547,363
                                                                   -----------

MACHINERY - CONSTRUCTION & MINING: 1.1%
    16,000   Atlas Copco AB
               (Sweden)                                                566,500
                                                                   -----------

METAL FABRICATE/HARDWARE: 2.2%
    31,075   SKF AB (Sweden)                                         1,143,680
                                                                   -----------

MISCELLANEOUS MANUFACTURING: 2.3%
    17,000   Siemens AG (Germany)                                    1,164,197
                                                                   -----------

OFFICE FURNISHINGS: 1.7%
    26,800   Herman Miller, Inc.
               (United States)                                         675,092
    30,000   Interface, Inc.
               (United States)*<F4>                                    214,200
                                                                   -----------
                                                                       889,292
                                                                   -----------

OFFICE/BUSINESS EQUIPMENT: 3.7%
    25,500   Canon, Inc. (Japan)                                     1,212,903
    51,000   Xerox Corp.
               (United States)*<F4>                                    684,930
                                                                   -----------
                                                                     1,897,833
                                                                   -----------

PHARMACEUTICALS: 5.0%
    57,700   Bristol-Myers Squibb Co.
               (United States)                                       1,369,221
    12,600   Novo Nordisk A/S
               (Denmark)                                               671,127
    10,125   Novo Nordisk A/S -
               Sponsored ADR
               (Denmark)#<F3>                                          542,700
                                                                   -----------
                                                                     2,583,048
                                                                   -----------

REAL ESTATE: 1.9%
    75,000   British Land Co. PLC
               (Great Britain)                                         970,758
                                                                   -----------

RETAIL: 3.7%
    75,000   Boots Group PLC
               (Great Britain)                                         914,766
   200,000   Kingfisher PLC
               (Great Britain)                                         996,618
                                                                   -----------
                                                                     1,911,384
                                                                   -----------

SEMICONDUCTORS: 2.3%
    31,000   Advanced Micro Devices,
               Inc. (United States)*<F4>                               354,330
    50,000   STMicroelectronics N.V.
               (Switzerland)#<F3>                                      855,500
                                                                   -----------
                                                                     1,209,830
                                                                   -----------

TELECOMMUNICATIONS: 7.5%
   300,000   mmO2 PLC
               (Great Britain)*<F4>                                    484,367
   120,000   Nokia Oyj - Sponsored
               ADR (Finland)#<F3>                                    1,425,600
    23,500   Nortel Networks Corp.
               (Canada)*<F4>#<F3>                                       88,360
     1,400   Swisscom AG
               (Switzerland)                                           462,048
     9,525   Swisscom AG - Sponsored
               ADR (Switzerland)#<F3>                                  316,230
     4,110   Telefonaktiebolaget LM
               Ericsson - Sponsored
               ADR (Sweden)*<F4>#<F3>                                  111,134
   285,000   Telstra Corp. Ltd.
               (Australia)                                             966,013
                                                                   -----------
                                                                     3,853,752
                                                                   -----------

TRANSPORTATION: 1.8%
       165   East Japan Railway Co.
               (Japan)                                                 923,140
                                                                   -----------

WATER: 2.1%
    69,000   Severn Trent PLC
               (Great Britain)                                       1,074,944
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $45,130,969)                                                45,539,898
                                                                   -----------

PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS: 11.6%

MONEY MARKET: 10.5%
$5,377,682   SEI Daily Income Trust
               Government Fund                                       5,377,682
                                                                   -----------

CERTIFICATES OF DEPOSIT: 1.1%
    97,310   Permaculture CD,
               1.00%, 1/17/2005                                         97,310
   100,000   Self-Help Credit Union
               CD, 2.21%, 8/20/2005                                    100,000
   285,000   ShoreBank Pacific CD,
               2.07%, 8/18/2005                                        285,000
   100,000   Wainwright Bank &
               Trust CD,
               1.44%, 1/15/2005                                        100,000
                                                                   -----------
                                                                       582,310
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $5,959,992)                                                  5,959,992
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES:
  100.0% (cost  $51,090,961)                                        51,499,890
Other Assets in excess
  of Liabilities: 0.0%                                                   8,198
                                                                   -----------
NET ASSETS:  100.0%                                                $51,508,088
                                                                   -----------
                                                                   -----------

PERCENT OF
COUNTRY                                                 NET ASSETS
----------                                              ----------
Australia                                                  3.64%
Canada                                                     0.32
Denmark                                                    5.59
Finland                                                    4.41
Germany                                                    7.35
Great Britain                                             10.77
Italy                                                      2.09
Japan                                                      7.91
Netherlands                                                1.08
Norway                                                     2.18
Sweden                                                    12.61
Switzerland                                                7.64
United States                                             34.41
Other assets in excess of liabilities                      0.00
                                                         ------
                                                         100.00%
                                                         ------
                                                         ------

#<F3>  U.S. Security of foreign company.
*<F4>  Non-income producing security.
ADR American Depositary Receipt.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2004

ASSETS
   Investments in securities, at value (cost $51,090,961)          $51,499,890
   Cash                                                                    246
   Foreign Currencies (cost $106,938)                                  106,578
   Receivables:
       Dividends and interest                                           87,931
       Fund shares sold                                                221,901
   Prepaid expenses                                                     10,703
                                                                   -----------
           Total assets                                             51,927,249
                                                                   -----------

LIABILITIES
   Payables:
       Investment securities purchased                                 331,316
       Advisory fee                                                     19,141
       Administration fees                                               8,483
       Custody fees                                                      5,467
       Fund accounting fees                                              6,924
       Transfer agent fees                                               5,072
       Distribution fees                                                21,188
   Accrued expenses                                                     21,570
                                                                   -----------
           Total liabilities                                           419,161
                                                                   -----------

NET ASSETS                                                         $51,508,088
                                                                   -----------
                                                                   -----------
   Shares outstanding (unlimited number
     of shares authorized, without par value)                        2,380,111
                                                                   -----------
                                                                   -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $     21.64
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $51,179,437
   Undistributed net investment income                                 183,628
   Accumulated net realized loss from security
     and foreign currency transactions                                (264,091)
   Net unrealized appreciation on investments
     and foreign currency transactions                                 409,114
                                                                   -----------
           Net assets                                              $51,508,088
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the year ended August 31, 2004

INVESTMENT INCOME
   Income
       Dividend income (net of foreign taxes of $110,371)           $  692,669
       Interest income                                                  24,177
       Other income                                                         27
                                                                    ----------
           Total income                                                716,873
                                                                    ----------
   Expenses
       Advisory fees                                                   373,853
       Distribution fees                                                93,463
       Administration fees                                              74,744
       Fund accounting fees                                             43,011
       Custody fees                                                     32,186
       Transfer agent fees                                              28,335
       Registration fees                                                20,907
       Audit fees                                                       16,887
       Shareholder reporting                                            10,566
       Trustee fees                                                      5,501
       Legal fees                                                        4,226
       Miscellaneous fees                                                4,000
       Insurance expense                                                 1,511
                                                                    ----------
           Total expenses                                              709,190
           Less:  expenses waived and reimbursed                      (148,411)
                                                                    ----------
           Net expenses                                                560,779
                                                                    ----------
               NET INVESTMENT INCOME                                   156,094
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized loss on investments and
     foreign currency transactions                                    (122,435)
   Net increase from payment by Custodian
     due to reduction in commissions (See Note 7)                       69,355
   Change in net unrealized appreciation/depreciation on
     investments and foreign currency transactions                   1,410,834
                                                                    ----------
       Net realized and unrealized gain on investments
         and foreign currency transactions                           1,357,754
                                                                    ----------
           NET INCREASE IN NET ASSETS FROM OPERATIONS               $1,513,848
                                                                    ----------
                                                                    ----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED          YEAR ENDED
                                                    AUGUST 31, 2004     AUGUST 31, 2003
                                                    ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                              $   156,094         $    26,810
   Net realized loss on investments
     and foreign currency transactions                   (122,435)           (113,382)
   Net increase from payment by
     Custodian due to reduction in
     commissions (See Note 7)                              69,355                  --
   Change in net unrealized appreciation/
     depreciation on investments
     and foreign currency transactions                  1,410,834           3,135,426
                                                      -----------         -----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                      1,513,848           3,048,854
                                                      -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                             (54,237)                 --
   From net realized gain                                      --             (14,409)
                                                      -----------         -----------
       TOTAL DISTRIBUTIONS                                (54,237)            (14,409)
                                                      -----------         -----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F5>          27,548,035           4,307,099
                                                      -----------         -----------
       TOTAL INCREASE IN NET ASSETS                    29,007,646           7,341,544
                                                      -----------         -----------
NET ASSETS
   Beginning of year                                   22,500,442          15,158,898
                                                      -----------         -----------
   END OF YEAR                                        $51,508,088         $22,500,442
                                                      -----------         -----------
                                                      -----------         -----------
   UNDISTRIBUTED NET INVESTMENT INCOME                $   183,628         $     8,115
                                                      -----------         -----------
                                                      -----------         -----------

(a)<F5>  A summary of capital share transactions is as follows:

                                     YEAR ENDED              YEAR ENDED
                                  AUGUST 31, 2004          AUGUST 31, 2003
                                 ------------------       -----------------
                                 Shares       Value       Shares      Value
                                 ------       -----       ------      -----
Shares sold                     1,369,672  $30,665,983    648,554  $10,972,642
Shares issued in reinvestment
  of distributions                  2,468       53,235        843       14,258
Shares redeemed                  (147,924)  (3,171,183)  (402,627)  (6,679,801)
                                ---------  -----------   --------  -----------
Net increase                    1,224,216  $27,548,035    246,770  $ 4,307,099
                                ---------  -----------   --------  -----------
                                ---------  -----------   --------  -----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                                                                             SEPTEMBER 30, 1999*<F6>
                                                         YEAR ENDED AUGUST 31,                       THROUGH
                                           -------------------------------------------------     ---------------
                                           2004           2003           2002           2001     AUGUST 31, 2000
                                           ----           ----           ----           ----     ---------------
Net asset value,
  beginning of period                     $19.47         $16.67         $19.52         $25.37         $21.00
                                          ------         ------         ------         ------         ------

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                0.08           0.02          (0.05)         (0.05)          0.02
Net realized and unrealized
  gain (loss) on investments                2.13           2.79          (2.67)         (5.78)          4.35
                                          ------         ------         ------         ------         ------
Total from
  investment operations                     2.21           2.81          (2.72)         (5.83)          4.37
                                          ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
From net investment income                 (0.04)            --             --          (0.02)            --
From net realized gain                        --          (0.02)         (0.13)            --             --
                                          ------         ------         ------         ------         ------
Total distributions                        (0.04)         (0.02)         (0.13)         (0.02)            --
                                          ------         ------         ------         ------         ------
Paid-in capital from
  redemption fees (Note 2)(1)<F9>             --           0.01             --             --             --
                                          ------         ------         ------         ------         ------
Net asset value,
  end of period                           $21.64         $19.47         $16.67         $19.52         $25.37
                                          ------         ------         ------         ------         ------
                                          ------         ------         ------         ------         ------
Total return                               11.36%         16.90%        (14.04)%       (23.01)%        20.81%#<F8>

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                        $51.5          $22.5          $15.2           $8.3           $7.3

RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
Before fees waived
  and expenses absorbed                     1.90%          2.17%          2.42%          3.11%          4.48%+<F7>
After fees waived
  and expenses absorbed                     1.50%          1.50%          1.50%          1.50%          1.50%+<F7>

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed                     0.02%         (0.52)%        (1.27)%        (1.87)%        (2.84)%+<F7>
After fees waived
  and expenses absorbed                     0.42%          0.15%         (0.35)%        (0.26)%         0.14%+<F7>
Portfolio turnover rate                     3.82%          9.82%          8.18%          5.31%          0.17%#<F8>

  *<F6>   Commencement of operations.
  +<F7>   Annualized
  #<F8>   Not annualized
(1)<F9>   Less than $0.01 per share for the year ended August 31, 2004.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Portfolio 21 (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 30, 1999. The investment objective of the Fund is to seek long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

         The Fund may invest substantially in securities traded on foreign exchanges (see "Foreign Currency" below). Investments that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, or if there were no transactions on such day, at the mean between the bid and asked prices. Occasionally, events affecting the value of foreign securities occur between the close of a foreign exchange and the computation of the Fund's net asset value. If such events occur or market quotations are not readily available, the securities may be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

     B. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than 60 days. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

     C. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

     D. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

         At August 31, 2004, the Fund has a capital loss carryforward of $137,681 of which $32,468 will expire in 2011 and $105,213 will expire in 2012. Under current tax laws, losses after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had post-October capital losses of $126,410 and post-October currency losses of $81,634.

     E. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     F. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2004, the Fund increased undistributed net investment income by $73,656 and increased accumulated net realized loss by $73,656.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Progressive Investment Management Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of Fund's average daily net assets. For the year ended August 31, 2004, the Fund incurred $373,853 in advisory fees.

     The Fund is responsible for its own expenses. The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, excluding interest and tax expenses, so that its ratio of expenses to average net assets will not exceed 1.50%. Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the year ended August 31, 2004, the Advisor waived fees of $148,411.

     At August 31, 2004, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $391,535. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                   August 31,
                      ------------------------------------
                      2005            2006            2007
                      ----            ----            ----
                    $125,780        $117,344        $148,411

     The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect, wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

          Average Net Assets of the Fund     Fee or Fee Rate
          ------------------------------     ---------------
          Under $15 million                  $30,000
          $15 to $50 million                 0.20% of average daily net assets
          $50 to $100 million                0.15% of average daily net assets
          $100 to $150 million               0.10% of average daily net assets
          Over $150 million                  0.05% of average daily net assets

     For the year ended August 31, 2004, the Fund incurred $74,744 in administration fees.

     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

     Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended August 31, 2004, the Fund incurred $93,463 in distribution fees.

NOTE 5 - INVESTMENT TRANSACTIONS

     The cost of purchases and the proceeds from the sales of securities for the year ended August 31, 2004, excluding short-term investments, were $25,432,066 and $1,264,226, respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

     On December 19, 2003, a distribution of $0.04147 per share was declared. The dividend was paid on December 19, 2003, to shareholders of record on December 18, 2003. The tax character of distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                2004           2003
                                                ----           ----
     Distributions paid from:
          Ordinary income                     $54,237        $    --
          Long-term capital gain                   --         14,409
                                              -------        -------
                                              $54,237        $14,409
                                              -------        -------
                                              -------        -------

     As of August 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments (a)<F10>                          $51,090,961
                                                           -----------

     Gross unrealized appreciation                           5,772,151
     Gross unrealized depreciation                          (5,363,222)
                                                           -----------
     Net unrealized appreciation                           $   408,929
                                                           -----------
                                                           -----------

     Undistributed ordinary income                         $   265,262
     Undistributed long-term capital gain                           --
                                                           -----------
     Total distributable earnings                          $   265,262
                                                           -----------
                                                           -----------

     Net unrealized appreciation on
       foreign currency transactions                       $       185
     Capital loss carryforward                                (137,681)
     Post-October capital loss                                (126,410)
     Post-October currency loss                                (81,634)
                                                           -----------
                                                              (345,540)
                                                           -----------
     Total accumulated gains                               $   328,651
                                                           -----------
                                                           -----------

(a)<F10> At August 31, 2004, the basis of investments for federal income purposes was the same as their cost for financial reporting purposes.

NOTE 7 - EXTRAORDINARY TRANSACTIONS

     During the year ended August 31, 2004, the Fund received a rebate of commissions in the amount of $69,355 from U.S. Bank, N.A., the Fund's custodian, related to foreign currency transactions. The effect of these transactions is $0.03 per share.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
  PORTFOLIO 21 AND
THE BOARD OF TRUSTEES OF
  PROFESSIONALLY MANAGED PORTFOLIOS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Portfolio 21, a series of Professionally Managed Portfolios, as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Portfolio 21 as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                             TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
OCTOBER 1, 2004

MANAGEMENT OF THE FUND (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                     Number of
                                                                                                    Portfolios
                                          Term of Office                                              in Fund
Name,                        Position       and Length           Principal                        Complex***<F13>        Other
Address                      with the        of Time         Occupation During                       Overseen        Directorships
and Age                        Trust          Served          Past Five Years                       by Trustees          Held
-------                      --------     --------------     -----------------                    ---------------    -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F11>        Chairman    Indefinite      President, Talon                               1           None.
(born 1943)                   and         Term            Industries, Inc.
2020 E. Financial Way         Trustee     since           (administrative,
Suite 100                                 May 1991.       management and
Glendora, CA 91741                                        business consulting);
                                                          formerly Chief
                                                          Operating Officer,
                                                          Integrated Asset
                                                          Management
                                                          (investment advisor
                                                          and manager) and
                                                          formerly President,
                                                          Value Line, Inc.
                                                          (investment advisory
                                                          and financial
                                                          publishing firm).

Wallace L. Cook*<F11>         Trustee     Indefinite      Retired.  Formerly                             1           None.
(born 1939)                               Term            Senior Vice President,
2020 E. Financial Way                     since           Rockefeller Trust Co.;
Suite 100                                 May 1991.       Financial Counselor,
Glendora, CA 91741                                        Rockefeller & Co.

Carl A. Froebel*<F11>         Trustee     Indefinite      Private Investor.                              1           None.
(born 1938)                               Term            Formerly Managing
2020 E. Financial Way                     since           Director, Premier
Suite 100                                 May 1991.       Solutions, Ltd.
Glendora, CA 91741                                        Formerly President
                                                          and Founder, National
                                                          Investor Data Services,
                                                          Inc. (investment related
                                                          computer software).

Rowley W.P. Redington*<F11>   Trustee     Indefinite      President; Intertech                           1           None.
(born 1944)                               Term            Computer Services
2020 E. Financial Way                     since           Corp. (computer
Suite 100                                 May 1991.       services and consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------

Steven J. Paggioli**<F12>     Trustee     Indefinite      Consultant since July                          1           Trustee,
(born 1950)                               Term            2001; formerly,                                            Managers
2020 E. Financial Way                     since           Executive Vice                                             Funds.
Suite 100                                 May 1991.       President, Investment
Glendora, CA 91741                                        Company Administration,
                                                          LLC ("ICA") (mutual
                                                          fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky              President   Indefinite      Vice President, U.S.                           1           Not
(born 1947)                               Term since      Bancorp Fund Services,                                     Applicable.
2020 E. Financial Way                     Aug. 2002.      LLC since July 2001;
Suite 100                     Chief       Indefinite      formerly, Senior Vice
Glendora, CA 91741            Compliance  Term since      President, ICA (May
                              Officer     Sept. 2004.     1997-July 2001).

Eric W. Falkeis               Treasurer   Indefinite      Vice President, U.S.                           1           Not
(born 1973)                               Term            Bancorp Fund Services,                                     Applicable.
615 East Michigan St.                     since           LLC since 1997;
Milwaukee, WI 53202                       August          Chief Financial Officer,
                                          2002.           Quasar Distributors,
                                                          LLC since 2000.

Chad E. Fickett               Secretary   Indefinite      Assistant Vice                                 1           Not
(born 1973)                               Term            President, U.S.                                            Applicable.
615 East Michigan St.                     since           Bancorp Fund Services,
Milwaukee, WI 53202                       March           LLC since July 2000.
                                          2002.

  *<F11> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F12> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F13> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

Beginning with its first and third fiscal quarters ending on or after July 9, 2004, Portfolio 21 will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling (866) 209-1962 and on the Fund's website at www.portfolio21.com. Furthermore, you can obtain the Form N-Q on the SEC's
-------------------
website at www.sec.gov.
           -----------

INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how Portfolio 21 votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at
(866) 209-1962, on the Fund's website at www.portfolio21.com, or by accessing
                                         -------------------
the SEC's website at www.sec.gov.  Information regarding how the Fund voted
                     -----------
proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available on the SEC's website at www.sec.gov.
                                              -----------

                                    Advisor
                 PROGRESSIVE INVESTMENT MANAGEMENT CORPORATION
                               721 NW 9th Avenue
                            Portland, Oregon  97209
                             (877) 351-4115 EXT. 21

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                     San Francisco, California  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)  FILE:  A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                                   FYE 8/31/2004       FYE 8/31/2003
                                   -------------       -------------

Audit Fees                            $14,000             $13,500
Audit-Related Fees                      N/A                 N/A
Tax Fees                              $2,000              $2,000
All Other Fees                          N/A                 N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                  FYE  8/31/2004     FYE  8/31/2003
----------------------                  --------------     --------------

Registrant                                   N/A                N/A
Registrant's Investment Adviser              N/A                N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable if fund not a listed issuer.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date   October 28, 2004
          --------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F14> /s/ Robert M. Slotky
                                    ----------------------------------------
                                    Robert M. Slotky, President

     Date   October 28, 2004
          --------------------

     By (Signature and Title)*<F14> /s/ Eric W. Falkeis
                                    ----------------------------------------
                                    Eric W. Falkeis, Treasurer

     Date   October 28, 2004
          --------------------

*<F14> Print the name and title of each signing officer under his or her signature.